Chapter 11 Filing (Reorganization Items, Net) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Chapter 11 Filing Reorganization Items Net
Legal fees		$ 32		$ 85	$ 119	$ 297
Professional fees		8		21	26	34
Total reorganization items, net		$ 40		$ 106	$ 145	$ 331